Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.78%<<
Fixed Income Funds — 44.17%
Delaware Ivy VIP Corporate Bond Class II	8,069,562	$ 37,684,854
Delaware Ivy VIP High Income Class I	434,569	1,312,399
Delaware Ivy VIP Limited-Term Bond Class II	4,008,700	19,041,326
		58,038,579
Global / International Equity Fund — 15.07%
Delaware Ivy VIP International Core Equity Class II	1,157,754	19,809,171
		19,809,171
US Equity Funds — 40.54%
Delaware Ivy VIP Core Equity Class II	946,781	13,633,646
Delaware Ivy VIP Growth Class II	1,220,567	13,279,770
Delaware Ivy VIP Mid Cap Growth Class I	548,306	5,976,535
Delaware Ivy VIP Small Cap Growth Class II	184,411	1,207,891
Delaware Ivy VIP Smid Cap Core Class II	438,477	5,402,037
Delaware Ivy VIP Value Class II	2,521,085	13,765,122
		53,265,001
Total Affiliated Mutual Funds (cost $147,237,596)		131,112,751

	Number of shares	Value (US $)

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	78,473	$ 78,473
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	78,473	78,473
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	78,473	78,473
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	78,474	78,474
Total Short-Term Investments (cost $313,893)		313,893

Total Value of Securities—100.02% (cost $147,551,489)		131,426,644
Liabilities Net of Receivables and Other Assets—(0.02%)		(32,565)
Net Assets Applicable to 31,606,729 Shares Outstanding—100.00%		$131,394,079
<<	Affiliated company.
NQ- IV049 [0324] 0524 (3566283)    1